SHARE-BASED INCENTIVE PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
SHARE-BASED INCENTIVE PLAN

11. SHARE-BASED INCENTIVE PLAN

The Company maintains a restricted stock incentive plan for the purpose of attracting and retaining officers, employees, and non-employee board members. Share awards generally vest in equal annual installments over a three to ten year period from date of issuance. Non-vested shares have voting rights and are eligible for any dividends paid to common shares. The Company recognized compensation cost for these fixed awards over the service vesting period, which represents the requisite service period, using the straight-line method. Prior to our IPO, the value of non-vested shares was calculated based on the offering price of the shares in the most recent private placement offering of $20.00, adjusted for stock dividends since granted and assumed selling costs, which management believed approximated fair market value as of the date of grant. Upon our IPO, the value of non-vested shares granted is calculated based on the closing price of our common stock on the date of the grant.

A summary of the activity for the Company’s restricted stock was as follows:

Common Shares
Outstanding shares:
Balance at December 31, 2020	126,190
Granted	301,714
Forfeited	(26,737)
Vested	—
Balance at September 30, 2021	401,167

The non-vested restricted shares outstanding as of September 30, 2021 will vest over the next one to seven years.

The value of non-vested restricted stock granted as of September 30, 2021 and December 31, 2020 was approximately $2.3 million and $0.9 million, respectively.

Share-based compensation expense for the three and nine months ended September 30, 2021, was approximately $0.3 million and $0.9 million, respectively. During the three and nine months ended September 30, 2020, share-based compensation expense was approximately $0.2 million and $0.5 million, respectively.

12. SHARE-BASED INCENTIVE PLAN

The Company maintains a restricted stock incentive plan for the purpose of attracting and retaining officers, key employees and non-employee board members. Share awards vest in equal annual installments over a three to ten year period from date of issuance. Non-vested shares have voting rights and are eligible for any dividends paid to common shares. The Company recognized compensation cost for these fixed awards over the service vesting period, which represents the requisite service period, using the straight-line method. Prior to our IPO, the value of non-vested shares was calculated based on the offering price of the shares in the most recent private placement offering of $20.00, adjusted for stock dividends since granted and assumed selling costs, which management believed approximated fair market value as of the date of grant. Upon our IPO, the value of non-vested shares granted is calculated based on the closing price of our common stock on the date of the grant.

A summary of the activity for the Company’s restricted stock was as follows:

Common Shares
Outstanding shares:
Balance at December 31, 2019	125,943
Granted	91,173
Forfeited	(4,599)
Vested	(86,327)
Balance at December 31, 2020	126,190

The non-vested restricted shares outstanding as of December 31, 2020 will vest over the next one to seven years.

The value of non-vested restricted stock granted for the years ended December 31, 2020 and 2019 was approximately $0.9 million and $1.7 million, respectively.

Share-based compensation expense for the years ended December 31, 2020 and 2019 was approximately $1.1 million and $0.8 million, respectively.